Consolidated Statements of Operations - Parenthetical - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jan. 31, 2017	Jan. 31, 2016
Amortization expense of intangible assets	$ 1,900	$ 1,800	$ 3,700	$ 3,500
Donation of common stock to the Cloudera Foundation			21,600
Cost of revenue – subscription
Stock-based compensation expense	19,393	708	1,426	3,363
Amortization expense of intangible assets	1,024	969	1,997	1,732
Cost of revenue – services
Stock-based compensation expense	24,227	931	1,803	4,301
Research and development
Stock-based compensation expense	81,029	3,013	5,606	23,048
Sales and marketing
Stock-based compensation expense	72,678	3,033	5,757	19,187
Amortization expense of intangible assets	861	861	1,723	1,723
General and administrative
Stock-based compensation expense	$ 33,206	$ 3,556	$ 7,122	$ 13,691
Common Stock
Donated common shares (in shares)			1,175,063